INTANGIBLE ASSETS, NET (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of pre tax discount rate	15.00%
Percentage of terminal value growth rates.	3.00%
Term of initial annual growth rate of impairment testing	5 years
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of growth rate in earnings before interest taxes depreciation and amortization	21.00%
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of growth rate in earnings before interest taxes depreciation and amortization	33.00%
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs capitalized	$ 8,743	$ 4,933
Estimated useful life of intangible assets	3 years